21. EQUITY (Tables)	12 Months Ended
Dec. 31, 2020
Equity
Schedule of breakdown of capital stock by nature

	12.31.20	12.31.19	12.31.18
Common shares	812,473,246	812,473,246	812,473,246
Treasury shares	(4,766,084)	(713,446)	(1,057,224)
Outstanding shares	807,707,162	811,759,800	811,416,022

Schedule of breakdown of the capital by owner

The shareholding position of shareholders holding more than 5% of the voting capital, management and members of the Board of Directors is presented below:

	12.31.20		12.31.19
Shareholders	Quantity	%	Quantity	%
Major shareholders
Fundação Petrobras de Seguridade Social - Petros (1)	92,716,266	11.41	92,716,266	11.41
Caixa de Previd. dos Func. do Banco do Brasil (1)	74,856,852	9.21	76,974,752	9.47
Management
Board of Directors	6,865,302	0.84	6,474,420	0.80
Executives	605,902	0.07	236,338	0.03
Treasury shares	4,766,084	0.59	713,446	0.09
Other	632,662,840	77.88	635,358,024	78.20
	812,473,246	100.00	812,473,246	100.00

(1)	The pension funds are controlled by employees that participate in the respective entities.

Schedule of rollforward of outstanding shares

The Company is bound to arbitration in the Market Arbitration Chamber, as established by the arbitration clause in its bylaws.

Quantity of outstanding of shares
	12.31.20	12.31.19	12.31.18
Shares at the beginning of the year	811,759,800	811,416,022	811,139,545
Purchase of treasury shares	(4,836,000)	-	-
Delivery of restricted shares	783,362	343,778	276,477
Shares at the end of the year	807,707,162	811,759,800	811,416,022

Schedule of capital reserve

	12.31.20	12.31.19	12.31.18
Result on sale and exchange of shares	125,532	125,532	125,532
Share-based payment	223,191	223,011	229,872
Acquisition of non-controlling interest	(206,423)	(155,478)	(239,830)
Capital transactions with subsidiaries	(220)	(220)	(220)
	142,080	192,845	115,354

Schedule of treasury shares

The Company has 4,766,084 shares held in treasury, with an average cost of R$26.00 (twenty-six Brazilian Reais) per share, and market value corresponding to R$105,044.

Quantity of outstanding of shares
	12.31.20	12.31.19	12.31.18
Shares at the beggining of the exercise	713,446	1,057,224	1,333,701
Purchase of treasury shares	4,836,000	-	-
Delivery of restricted shares	(783,362)	(343,778)	(276,477)
Shares at the end of the exercise	4,766,084	713,446	1,057,224